Capital Stock and Reserves - Weighted average fair value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Fair Value Per Unit	$ 3.02	$ 3.33
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Fair Value Per Unit	6.34	8.15
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Fair Value Per Unit	7.88	6.04
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted Average Fair Value Per Unit	$ 6.03	$ 6.09